Related-Party Transactions and Notes Payable (Tables)	9 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Schedule of related party payables

	September 30,	December 31,
	2025	2024
Accrued expenses payable to related parties	$222,801	$53,340
Reimbursable expenses payable to majority shareholder	102,763	25,327
Accrued interest payable to majority shareholder	34,183	13,037
Accrued interest payable to related parties	302,516	48,181
Total Related-Party Payables	$662,263	$139,885

Schedule of related party notes payables

	September 30,	December 31,
	2025	2024
Note payable to seller (a related party), interest at 7.25%, in default as of August 15, 2025 resulting in ownership of 100% of the membership interests in Down 2 Fish Charters, LLC reverting to the seller. [3]	700,000	700,000
Note payable to majority shareholder, interest at 10.00%, maturing January 31, 2026, unsecured. [1]	300,000	300,000
Note payable to majority shareholder, interest at 5.00%, maturing January 31, 2026, unsecured. [2]	50,000	50,000
Note payable to a related party, bearing no interest, maturing December 31, 2025, unsecured, assumed by a related party as part of the spinoff of D2F.	—	24,644
Note payable to a related party, bearing no interest, maturing December 31, 2025, unsecured, assumed by a related party as part of the spinoff of D2F.	—	10,000
Note payable to a related party, bearing no interest, maturing December 31, 2025, secured by federal commercial fishing licenses, assumed by a related party as part of the spinoff of D2F.	—	26,000
Total related-party notes payable	1,050,000	1,110,644
Less: current portion of related-party notes payable	(1,050,000)	(760,644)
Related-Party Notes Payable, Net Current Portion	$—	$350,000